Deferred Revenue Income (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Revenue/Income
Schedule of reconciliation in the current reporting period related to carried-forward deferred revenue/income

	Year Ended December 31,
	2019	2020	2021
Deferred revenue/income–beginning of year	301,774	485,087	1,061,254
Additions	428,786	1,013,397	1,934,086
Recognition	(246,861)	(432,069)	(795,878)
Effects on foreign exchange adjustment	1,388	(5,161)	(1,696)
Deferred revenue/income–end of year	485,087	1,061,254	2,197,766